Asset Retirement Obligations - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligations [Line Items]
Long-term inflation assumption of current costs	2.00%
Asset retirement obligations recorded	9	14
Removal and Disposal of Asbestos [Member]
Asset Retirement Obligations [Line Items]
Asset retirement obligations recorded	8	7
Facility Decommissioning Costs [Member]
Asset Retirement Obligations [Line Items]
Asset retirement obligations recorded	1	7
Number of assets retired in future	2
Minimum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures	3.00%
Maximum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures	5.00%